Quarterly Report
February 28, 2021
MFS®  International Large Cap
Value Fund
MKV-Q3

Portfolio of Investments
2/28/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.0%
Aerospace – 0.5%
Dassault Aviation S.A. (a)	25,271	$27,228,218
Airlines – 2.1%
Aena S.A. (a)	236,002	$40,121,024
Ryanair Holdings PLC, ADR (a)	607,791	65,349,688
		$105,470,712
Alcoholic Beverages – 2.3%
Diageo PLC	1,701,013	$66,652,069
Heineken N.V.	303,315	29,899,317
Pernod Ricard S.A.	120,444	22,866,371
		$119,417,757
Apparel Manufacturers – 2.7%
Adidas AG	151,661	$52,864,823
Burberry Group PLC (a)	1,028,934	26,025,390
Compagnie Financiere Richemont S.A.	625,970	60,267,633
		$139,157,846
Automotive – 2.5%
Continental AG	222,757	$31,956,451
Koito Manufacturing Co. Ltd.	1,035,300	68,958,488
Toyota Industries Corp.	330,900	28,641,658
		$129,556,597
Brokerage & Asset Managers – 2.5%
Deutsche Boerse AG	470,880	$77,011,413
IG Group Holdings PLC	4,438,438	48,170,492
		$125,181,905
Business Services – 3.6%
Accenture PLC, “A”	105,979	$26,590,131
Capgemini	350,895	56,372,031
CGI, Inc. (a)	596,379	44,519,885
Compass Group PLC (a)	1,485,428	30,111,200
Secom Co. Ltd.	294,100	25,641,244
		$183,234,491
Computer Software – 0.4%
SAP SE	171,070	$21,065,644
Computer Software - Systems – 3.7%
Amadeus IT Group S.A. (a)	993,238	$68,907,500
Fujitsu Ltd.	442,100	63,705,202
Hitachi Ltd.	1,183,400	54,625,907
		$187,238,609
Conglomerates – 1.4%
Smiths Group PLC	3,391,455	$69,173,636
Construction – 0.7%
Techtronic Industries Co. Ltd.	2,252,500	$34,383,771

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 0.8%
Kao Corp.	294,100	$19,850,674
Reckitt Benckiser Group PLC	239,941	20,057,148
		$39,907,822
Electrical Equipment – 3.5%
Schneider Electric SE	831,162	$123,198,712
Yokogawa Electric Corp.	2,960,300	56,688,191
		$179,886,903
Electronics – 4.0%
Hoya Corp.	148,700	$16,879,497
Kyocera Corp.	591,800	38,342,859
NXP Semiconductors N.V.	141,860	25,896,543
Samsung Electronics Co. Ltd., GDR	34,187	63,245,950
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	473,578	59,642,413
		$204,007,262
Energy - Integrated – 3.5%
BP PLC	6,960,264	$28,291,114
Eni S.p.A.	5,818,922	66,571,419
Galp Energia SGPS S.A.	3,543,293	39,690,587
Idemitsu Kosan Co. Ltd.	740,100	19,551,617
Suncor Energy, Inc.	1,152,023	22,875,704
		$176,980,441
Food & Beverages – 1.9%
Danone S.A.	912,562	$62,165,378
Nestle S.A.	343,468	35,870,346
		$98,035,724
Food & Drug Stores – 1.3%
Tesco PLC	21,289,074	$66,675,541
General Merchandise – 0.3%
B&M European Value Retail S.A.	1,727,344	$13,149,311
Insurance – 7.3%
Chubb Ltd.	311,811	$50,694,233
Manulife Financial Corp. (l)	3,096,154	61,723,579
Sampo Oyj	1,141,791	50,793,142
St. James's Place PLC	4,480,090	73,277,105
Swiss Re Ltd.	259,355	24,360,239
Willis Towers Watson PLC	509,622	112,442,998
		$373,291,296
Leisure & Toys – 0.7%
Nintendo Co. Ltd.	44,300	$26,909,564
Sankyo Co. Ltd.	368,900	10,230,015
		$37,139,579
Machinery & Tools – 3.5%
Aalberts Industries N.V.	667,605	$31,124,474
Daikin Industries Ltd.	232,400	45,745,910
Epiroc AB, “A”	1,368,231	29,037,174
SMC Corp.	120,700	71,755,242
		$177,662,800

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 14.2%
ABN AMRO Group N.V., GDR (a)	18,103	$207,938
Bank of Ireland Group PLC (a)	13,941,257	56,854,384
Barclays PLC	51,246,660	113,949,368
BNP Paribas	2,334,087	138,767,895
Mitsubishi UFJ Financial Group, Inc.	13,185,500	69,800,014
National Australia Bank Ltd.	2,131,609	40,527,751
NatWest Group PLC	29,361,182	75,348,850
Toronto-Dominion Bank	1,655,644	100,358,619
UBS Group AG	8,304,379	128,721,754
		$724,536,573
Medical Equipment – 0.4%
Koninklijke Philips N.V.	407,687	$22,113,129
Metals & Mining – 2.8%
Rio Tinto PLC	1,637,630	$141,159,259
Natural Gas - Distribution – 1.0%
Italgas S.p.A.	8,540,728	$50,308,109
Network & Telecom – 0.9%
LM Ericsson Telephone Co., “B”	3,661,606	$45,705,571
Other Banks & Diversified Financials – 4.0%
AIB Group PLC (a)	22,981,635	$51,658,180
ING Groep N.V.	3,318,900	36,195,942
Julius Baer Group Ltd.	701,797	43,049,824
KBC Group N.V.	979,746	70,477,550
		$201,381,496
Pharmaceuticals – 4.0%
Bayer AG	608,139	$36,775,556
Novartis AG	490,177	42,133,721
Novo Nordisk A.S., “B”	899,570	63,922,424
Roche Holding AG	184,392	60,396,412
		$203,228,113
Printing & Publishing – 2.7%
RELX PLC	2,667,792	$62,767,077
Wolters Kluwer N.V.	941,185	74,585,339
		$137,352,416
Railroad & Shipping – 2.0%
Canadian Pacific Railway Ltd.	289,189	$103,059,088
Real Estate – 0.5%
Deutsche Wohnen SE	489,175	$22,988,839
Restaurants – 0.5%
Yum China Holdings, Inc.	430,608	$25,767,583
Specialty Chemicals – 2.3%
Linde PLC	329,538	$81,190,753
Nitto Denko Corp.	442,100	37,989,627
		$119,180,380

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 5.4%
KDDI Corp.	3,221,200	$99,420,686
Rogers Communications, Inc.	817,413	35,410,953
Vodafone Group PLC	81,689,213	138,870,245
		$273,701,884
Telephone Services – 0.7%
Quebecor, Inc., “B”	1,373,527	$35,509,224
Tobacco – 2.1%
Imperial Brands PLC	3,723,192	$69,144,724
Philip Morris International, Inc.	469,539	39,450,667
		$108,595,391
Utilities - Electric Power – 4.3%
E.ON SE	3,889,757	$39,657,425
Iberdrola S.A.	7,981,414	100,392,491
National Grid PLC	7,173,029	80,587,294
		$220,637,210
Total Common Stocks		$4,943,070,130
Preferred Stocks – 0.9%
Consumer Products – 0.9%
Henkel AG & Co. KGaA	446,089	$43,908,696
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67.00	11/22/23	1,175,592	$413,554

Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 0.07% (v)	77,802,480	$77,802,480
Collateral for Securities Loaned – 0.6%
JPMorgan U.S. Government Money Market Fund, 0.04% (j)	33,515,867	$33,515,867

Other Assets, Less Liabilities – (0.0)%		(1,883,814)
Net Assets – 100.0%		$5,096,826,913
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $77,802,480 and $5,020,908,247, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$1,123,409,823	$—	$—	$1,123,409,823
Japan	286,103,452	468,632,943	—	754,736,395
France	430,598,605	—	—	430,598,605
Canada	403,457,052	—	—	403,457,052
Switzerland	395,213,483	—	—	395,213,483
Germany	326,228,847	—	—	326,228,847
United States	310,368,782	—	—	310,368,782
Netherlands	220,022,682	—	—	220,022,682
Spain	209,421,015	—	—	209,421,015
Other Countries	773,407,945	40,527,751	—	813,935,696
Mutual Funds	111,318,347	—	—	111,318,347
Total	$4,589,550,033	$509,160,694	$—	$5,098,710,727
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$—	$1,125,762,222	$1,047,959,445	$(297)	$—	$77,802,480
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$31,641	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2021, are as follows:
United Kingdom	22.0%
Japan	14.8%
France	8.4%
United States	8.2%
Canada	7.9%
Switzerland	7.8%
Germany	6.4%
Netherlands	4.3%
Spain	4.1%
Other Countries	16.1%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.